UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kingstown Capital Management LP
Address: 11 East 44th Street, Suite 704
         New York, NY  10017

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-319-1309

Signature, Place, and Date of Signing:

 /s/ Mark Rosenthal     New York, NY     February 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $195,420 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS INTL INC           NOTE 3.750% 4/1  023178AA4     2614  8000000 PRN      SOLE                  8000000        0        0
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146     2746   384500 SH       SOLE                   384500        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109    11378   454600 SH       SOLE                   454600        0        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6    13491 15750000 PRN      SOLE                 15750000        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2     1107  2000000 PRN      SOLE                  2000000        0        0
ENERGY PARTNERS LTD            COM NEW          29270U303     4780   321669 SH       SOLE                   321669        0        0
FURIEX PHARMACEUTICALS INC     COM              36106P101     9371   648491 SH       SOLE                   648491        0        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209    19209   355000 SH       SOLE                   355000        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    14210   481369 SH       SOLE                   481369        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    15596   234606 SH       SOLE                   234606        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    27506  1014987 SH       SOLE                  1014987        0        0
QLT INC                        COM              746927102    20154  2749524 SH       SOLE                  2749524        0        0
SYMETRA FINL CORP              COM              87151Q106     8021   585455 SH       SOLE                   585455        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    19043   720500 SH       SOLE                   720500        0        0
WALTER INVT MGMT CORP          COM              93317W102    12909   719554 SH       SOLE                   719554        0        0
WILLIAMS COS INC DEL           COM              969457100    13285   537419 SH       SOLE                   537419        0        0